General (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Feb. 15, 2026	Jan. 26, 2026	Dec. 31, 2024	Apr. 29, 2020
General [Line Items]
Common stock, par value	[1]	$ 0.0001			$ 0.0001
Reverse stock split, description		As a result of the Reverse Stock Split, every 25 shares of the Company’s outstanding shares of common stock prior to the effect of the Amendment were combined and reclassified into one share of the Company’s common stock.
Accumulated deficit (in Dollars)	[1]	$ (12,403)			$ (11,162)
UAS Acquisition Corp [Member]
General [Line Items]
Common stock, par value						$ 0.0001
Subsequent Event [Member]
General [Line Items]
Common stock, par value				$ 0.0001
Subsequent Event [Member] | Reverse Stock Split [Member]
General [Line Items]
Common stock, par value			$ 0.0001

[1]	Adjusted to reflect one (1) for twenty five (25) reverse stock split on March 10, 2026 (see note 1B).